Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of consolidated financial statements

	September 30, 2017	March 31, 2017
Financial Position at:
Current assets	5,470,152	4,202,662
Non-current assets	116,769	158,938
Total assets	5,586,921	4,361,600
Current liabilities	1,410,433	1,087,738
Non-current liabilities	—	—
Total liabilities	1,410,433	1,087,738
Net assets	4,176,488	3,273,862

	For the six months ended September 30, 2017	For the six months ended September 30, 2016
Results of Operations:
Revenues	1,885,736	1,181,526
Operating expenses	1,070,884	448,436
Other income (expenses) net	(50,085)	(2,855)
Earnings before tax	864,937	735,945
Tax expenses (benefits)	229,057	207,196
Net income	635,880	528,749

Schedule of property and equipment estimated useful lives
Computer Equipment	1 – 3 years
Office Equipment	4 – 5 years
Motor Vehicle	4 years

Schedule of intangible assets estimated useful lives
Software	5 years

Schedule of fair value of financial instruments

At September 30, 2017:

	Carrying amount			Estimated
	Level 1	Level 2	Level 3	fair value
Financial assets
Carried at (amortized) cost:
Cash and cash equivalents	$8,546,582	$—	$—	$8,546,582
Trade accounts receivable	1,855,393	—	—	1,855,393
Short-term investments	—	—	1,997,792	1,997,792
	$10,401,975	$—	$1,992,792	$12,399,767

	Carrying amount			Estimated
	Level 1	Level 2	Level 3	fair value
Financial liabilities
Carried at (amortized) cost:
Capital lease – current portion	$—	$—	$—	$—
	$—	$—	$—	$—

At March 31, 2017:

	Carrying amount			Estimated
	Level 1	Level 2	Level 3	fair value
Financial assets
Carried at (amortized) cost:
Cash and cash equivalents	$3,222,361	$—	$—	$3,222,361
Trade accounts receivable	673,678	—	—	673,678
Short-term investments	—	—	—	—
	$3,896,093	$—	$—	$3,896,093

	Carrying amount			Estimated
	Level 1	Level 2	Level 3	fair value
Financial liabilities
Carried at (amortized) cost:
Capital lease – current portion	$—	$—	$—	$—
	$—	$—	$—	$—

Schedule of exchange rate used for translation

	September 30, 2017	March 31, 2017	September 30, 2016
Period/year end RMB:US$ exchange rate	6.6574	6.8905	6.6679
Period/annual average RMB:US$ exchange rate	6.7672	6.7291	6.5984
Period/year end HKD:US$ exchange rate	7.7705	7.7705	7.7547
Period/annual average HKD:US$ exchange rate	7.7588	7.7588	7.7582